Cash and cash equivalents and restricted cash (Details)		12 Months Ended
		Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)
Cash equivalents [Abstract]
Cash		$ 1,337,499	$ 1,664,179
Bank deposits and restricted cash	[1],[2]	272,402,015	968,750,678
Total cash and cash equivalents and restricted cash		$ 273,739,514	970,414,857
Period to replace reserve funds		10 days
Inmobiliaria Insurgentes [Member]
Cash equivalents [Abstract]
Restricted reserve fund		$ 114,438	44,069,120
Issuer trust 4323 [Member]
Cash equivalents [Abstract]
Debt service reserve fund			$ 338,419,950	$ 16,500,000

[1]	Issuer trust 4323 - In accordance with the terms of the Senior Secured Notes issued by the Company on September 12, 2024, The Company is required to fund a debt service reserve fund as well as other fund accounts required by the Senior Notes. As of December 31, 2025 the Company did not fund the debt service reserve and/or constituted other required reserve accounts by the Senior Notes and was not able to pay the second interest coupon of September 12, 2025. See note 10 (11)., for additional information and status of negotiation with an “Ad Hoc” Group of Senior Notes holders.As of December 31, 2024, the debt service reserve fund amounted $338,419,950 (U.S.$16,500,000). This is a revolving reserve classified as cash and cash equivalents.
[2]	Inmobiliaria Insurgentes 421 - In accordance with the long-term loan from Bancomext as amended on July 4, 2025, the borrower must maintain a debt service reserve fund equivalent to the next amortization of principal payment plus interest, according to the amortization schedule, and an additional fund for an amount equivalent to the principal debt service reserve fund. The borrower is obligated to replace such reserve funds within 1/3 each month after every quarterly payment. If the borrower maintains both debt service reserve funds for six months, the second fund reserve will be cancelled. As of December 31, 2025 and December 31, 2024, the reserve funds (restricted cash) amounted to $114,438 and $44,069,120, respectively. As of December 31, 2025 and 2024, the debt service reserve funds have not been fully funded as required by the current loan agreement at each date; for further information see note 10 (1).